ACCOUNTS PAYABLE - Disclosure of iinformation about accounts payable (Details) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
Trade and other payables [abstract]
General and Administrative	$ 294	$ 439
Waterberg	293	696
Audit	175	107
Legal	143	125
Balance, End of year	$ 905	$ 1,367